UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Range Global Coal Index ETF

Range Global LNG Ecosystem Index ETF

Range Global Offshore Oil Services Index ETF

Range Nuclear Renaissance Index ETF

Semi-Annual Report

May 31, 2024
(Unaudited)

Range ETFs

Table of Contents

The Funds file their complete schedule of investments with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Funds’ Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 855-RANGE88 (855-726-4388) and on the Commission’s website at https://www.sec.gov.

Range

Global Coal Index ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 98.9%
Australia — 38.0%
Energy — 22.6%
New Hope	139,652	$461,590
Terracom	267,583	37,371
Whitehaven Coal	139,004	745,102
Yancoal Australia	220,073	945,481
		2,189,544

Materials — 15.4%
Bathurst Resources*	76,239	42,844
BHP Group ADR	6,162	366,824
Bowen Coking Coal*	1,130,332	48,862
Coronado Global Resources, CDI	333,960	247,641
Glencore PLC	64,931	397,437
Stanmore Resources	179,559	391,683
		1,495,291
		3,684,835

Canada — 4.8%
Materials — 4.8%
Colonial Coal International*	35,759	67,156
Teck Resources, Cl B	7,718	401,721
		468,877

Hong Kong — 0.4%
Energy — 0.4%
SouthGobi Resources*	68,450	35,150

Mongolia — 2.9%
Materials — 2.9%
Mongolian Mining*	219,000	278,532

Poland — 2.3%
Energy — 0.5%
Lubelski Wegiel Bogdanka	6,590	51,354

Materials — 1.8%
Jastrzebska Spolka Weglowa*	23,360	168,866
		220,220

South Africa — 6.3%
Energy — 6.3%
Exxaro Resources	42,709	411,563
Thungela Resources	27,296	194,997
		606,560
Description	Shares	Fair Value
United States — 44.2%
Energy — 18.7%
Alliance Resource Partners LP	20,868	$514,188
American Resources, Cl A*	26,324	30,273
CONSOL Energy	5,035	521,977
Hallador Energy*	5,921	53,111
NACCO Industries, Cl A	1,485	49,421
Natural Resource Partners LP	2,573	232,471
Peabody Energy	16,606	411,497
		1,812,938

Materials — 25.5%
Alpha Metallurgical Resources	2,576	812,495
Arch Resources	3,635	632,236
Ramaco Resources, Cl A	9,986	141,302
SunCoke Energy	16,620	175,341
Warrior Met Coal	10,376	710,030
		2,471,404
		4,284,342
Total Common Stock (Cost $9,161,871)		9,578,516

Total Investments — 98.9% (Cost $9,161,871)		$9,578,516

Percentages are based on Net Assets of $9,686,691.

††         Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*                   Non-income producing security.

ADR — American Depositary Receipt

CDI — CHESS Depositary Interest

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

As of May 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Range

Global LNG Ecosystem Index ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.0%
Australia — 5.8%
Energy — 5.8%
Santos	1,625	$8,246
Woodside Energy Group	400	7,369
		15,615

Belgium — 1.0%
Energy — 1.0%
Exmar	330	2,673

Bermuda — 1.4%
Energy — 1.4%
Cool	307	3,830

Cameroon — 6.1%
Energy — 6.1%
Golar LNG	632	16,615

Canada — 5.6%
Energy — 5.6%
Enbridge	215	7,859
TC Energy	190	7,326
		15,185

France — 18.7%
Energy — 15.8%
Gaztransport Et Technigaz	183	26,601
Technip Energies	310	7,437
Total Energies	120	8,730
		42,768

Utilities — 2.9%
Engie	461	7,775
		50,543

Greece — 2.1%
Industrials — 2.1%
Capital Product Partners	316	5,650

Japan — 3.3%
Utilities — 3.3%
Tokyo Gas	400	8,973
Description	Shares	Fair Value
Malaysia — 2.9%
Utilities — 2.9%
Petronas Gas	2,027	$7,863

Monaco — 1.4%
Energy — 1.4%
Dynagas LNG Partners LP*	930	3,794

Norway — 3.2%
Energy — 3.2%
FLEX LNG	299	8,593

United States — 47.5%
Energy — 42.7%
Baker Hughes, Cl A	256	8,571
Cheniere Energy	172	27,139
Chesapeake Energy	97	8,820
Chevron	49	7,953
Excelerate Energy, Cl A	653	11,630
Exxon Mobil	69	8,091
New Fortress Energy, Cl A	874	22,156
NextDecade*	1,454	10,411
Shell PLC	237	8,484
Tellurian*	4,431	2,278
		115,533

Materials — 4.8%
Aspen Aerogels*	434	12,985
		128,518

Total Common Stock (Cost $251,521)		267,852

Total Investments — 99.0% (Cost $251,521)		$267,852

Percentages are based on Net Assets of $270,501.

††         Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*                   Non-income producing security.

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

As of May 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Range

Global Offshore Oil Services Index ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.4%
Bermuda — 0.9%
Energy — 0.9%
Northern Ocean*	113,159	$100,966

France — 2.7%
Energy — 2.7%
Technip Energies	12,310	295,338

Great Britain — 7.3%
Energy — 7.3%
Odfjell Technology	16,712	102,803
Subsea 7	19,651	362,648
TechnipFMC PLC	12,662	331,618
		797,069

Italy — 3.0%
Energy — 3.0%
Saipem*	135,210	335,548

Mexico — 2.7%
Energy — 2.7%
Borr Drilling	42,746	294,520

Norway — 18.1%
Energy — 18.1%
Aker Solutions	81,073	353,117
BW Offshore	41,447	119,587
Deep Value Driller	44,187	106,664
Odfjell Drilling	39,322	215,677
PGS*	152,249	136,598
Sea1 offshore*	39,663	124,826
Seadrill*	9,904	513,721
Solstad Offshore*	33,457	132,279
TGS	21,585	281,591
		1,984,060

South Korea — 8.1%
Industrials — 8.1%
Samsung Heavy Industries*	133,671	884,349

United Arab Emirates — 0.9%
Energy — 0.9%
Shelf Drilling*	41,933	95,274
Description	Shares	Fair Value
United States — 55.7%
Energy — 55.7%
Baker Hughes, Cl A	9,535	$319,232
ChampionX	9,373	305,747
Diamond Offshore Drilling*	16,948	257,271
Halliburton	8,097	297,160
Helix Energy Solutions Group*	25,208	290,144
Noble PLC	21,496	998,704
Noram Drilling	28,671	113,712
NOV	16,294	306,653
Schlumberger	5,723	262,628
SEACOR Marine Holdings*	7,889	103,819
Tidewater*	8,188	846,066
Transocean*	126,768	785,962
Valaris*	11,349	878,413
Weatherford International PLC*	2,701	325,038
		6,090,549
Total Common Stock (Cost $9,700,101)		10,877,673

Total Investments — 99.4% (Cost $9,700,101)		$10,877,673

Percentages are based on Net Assets of $10,939,918.

††         Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*                   Non-income producing security.

Cl — Class

PLC — Public Limited Company

As of May 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Range

Nuclear Renaissance Index ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.8%
Australia — 3.8%
Industrials — 3.8%
Silex Systems*	93,235	$374,515

Canada — 14.7%
Energy — 11.9%
Cameco	21,028	1,167,264

Industrials — 1.9%
AtkinsRealis Group	4,903	191,854

Real Estate — 0.9%
Aecon Group	7,073	85,251
		1,444,369

China — 2.7%
Industrials — 2.0%
Shanghai Electric Group, Cl H*	984,000	197,471

Information Technology — 0.7%
Hollysys Automation Technologies*	3,367	71,279
		268,750

Czech Republic — 2.5%
Utilities — 2.5%
CEZ	5,860	244,227

Finland — 2.8%
Utilities — 2.8%
Fortum	17,953	273,149

Japan — 9.2%
Industrials — 6.8%
Fuji Electric	3,000	178,421
Hitachi	2,800	287,671
Mitsubishi Heavy Industries	23,400	203,705
		669,797
Description	Shares	Fair Value
Japan — continued
Utilities — 2.4%
Tokyo Electric Power Holdings*	40,300	$240,961
		910,758
South Korea — 6.7%
Industrials — 5.0%
Doosan	842	125,277
KEPCO Engineering & Construction	1,540	77,748
Samsung C&T	1,536	149,877
Samsung Heavy Industries*	20,733	137,167
		490,069

Utilities — 1.7%
Korea Electric Power*	12,064	169,474
		659,543

Spain — 2.6%
Utilities — 2.6%
Endesa	12,935	256,973

United Kingdom — 3.0%
Industrials — 3.0%
Rolls-Royce Holdings*	51,825	299,171

United States — 51.8%
Energy — 3.6%
Centrus Energy, Cl A*	7,247	359,669

Industrials — 26.0%
BWX Technologies	2,230	205,450
Flowserve	3,190	158,543
Fluor*	5,160	223,944
GE Vernova*	379	66,666
General Electric	1,538	253,985
Graham*	3,507	94,864
Honeywell International	1,306	264,060
Jacobs Solutions	1,333	185,740
Lockheed Martin	583	274,208
MasTec*	2,350	263,788
NuScale Power*	38,509	336,184
Quanta Services	814	224,615
		2,552,047

Information Technology — 1.0%
Mirion Technologies, Cl A*	8,639	93,820

The accompanying notes are an integral part of the financial statements.

Range

Nuclear Renaissance Index ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
United States — continued
Utilities — 21.2%
Constellation Energy	4,497	$976,973
Dominion Energy	4,759	256,605
Duke Energy	2,381	246,600
Oklo, Cl A*	25,810	259,907
Vistra	3,596	356,292
		2,096,377
		5,101,913
Total Common Stock (Cost $9,291,669)		9,833,368

Total Investments — 99.8% (Cost $9,291,669)		$9,833,368

Percentages are based on Net Assets of $9,856,960.

††         Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*                   Non-income producing security.

Cl — Class

As of May 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Range Global Coal Index ETF	Range Global LNG Ecosystem Index ETF
Assets:
Investments, at Cost	$9,161,871	$251,521
Foreign Currency, at Cost	—	248
Investments, at Fair Value	$9,578,516	$267,852
Cash and Cash Equivalents	143,923	1,798
Foreign Currency, at Value	—	249
Dividends Receivable	10,705	628
Reclaims Receivable	1,834	166
Total Assets	9,734,978	270,693

Liabilities:
Payable for Investment Securities Purchased	43,240	—
Advisory Fees Payable	5,047	192
Total Liabilities	48,287	192

Net Assets	$9,686,691	$270,501

Net Assets Consist of:
Paid-in Capital	$9,228,469	$250,215
Total Distributable Earnings (Accumulated Losses)	458,222	20,286
Net Assets	$9,686,691	$270,501

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	390,000	10,000
Net Asset Value, Offering and Redemption Price Per Share	$24.84	$27.05

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Assets and Liabilities

May 31, 2024 (Unaudited) (Concluded)

	Range Global Offshore Oil Services Index ETF	Range Nuclear Renaissance Index ETF
Assets:
Investments, at Cost	$9,700,101	$9,291,669
Foreign Currency, at Cost	6,108	—
Investments, at Fair Value	$10,877,673	$9,833,368
Cash and Cash Equivalents	54,276	228,265
Foreign Currency, at Value	6,124	—
Dividends Receivable	9,223	6,189
Reclaims Receivable	—	49
Total Assets	10,947,296	10,067,871

Liabilities:
Payable for Investment Securities Purchased	—	208,004
Advisory Fees Payable	7,378	2,907
Total Liabilities	7,378	210,911

Net Assets	$10,939,918	$9,856,960

Net Assets Consist of:
Paid-in Capital	$9,639,202	$9,309,023
Total Distributable Earnings (Accumulated Losses)	1,300,716	547,937
Net Assets	$10,939,918	$9,856,960

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	370,000	290,000
Net Asset Value, Offering and Redemption Price Per Share	$29.57	$33.99

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Operations

For the Period Ended May 31, 2024 (Unaudited)

	Range Global Coal Index ETF†	Range Global LNG Ecosystem Index ETF†
Investment Income:
Dividend Income	$86,906	$4,124
Less: Foreign Taxes Withheld	(5,528)	(161)
Total Investment Income	81,378	3,963

Expenses:
Advisory Fees	10,727	768
Total Expenses	10,727	768
Net Investment Income (Loss)	70,651	3,195

Net Realized Gain (Loss) on:
Investments(1)	(29,199)	787
Foreign Currency Transactions	126	(27)
Net Realized Gain (Loss)	(29,073)	760

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	416,645	16,331
Foreign Currency Translations	(1)	—
Net Unrealized Appreciation (Depreciation)	416,644	16,331

Net Realized and Unrealized Gain (Loss)	387,571	17,091

Net Increase (Decrease) in Net Assets Resulting from Operations	$458,222	$20,286

†              Commenced operations on January 23, 2024.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Operations

For the Period Ended May 31, 2024 (Unaudited) (Concluded)

	Range Global Offshore Oil Services Index ETF†	Range Nuclear Renaissance Index ETF†
Investment Income:
Dividend Income	$69,326	$8,737
Less: Foreign Taxes Withheld	(5,229)	(151)
Total Investment Income	64,097	8,586

Expenses:
Advisory Fees	22,922	6,314
Total Expenses	22,922	6,314
Net Investment Income (Loss)	41,175	2,272

Net Realized Gain (Loss) on:
Investments(1)	83,325	2,223
Foreign Currency Transactions	(1,436)	1,907
Net Realized Gain (Loss)	81,889	4,130

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,177,572	541,699
Foreign Currency Translations	80	(164)
Net Unrealized Appreciation (Depreciation)	1,177,652	541,535

Net Realized and Unrealized Gain (Loss)	1,259,541	545,665

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,300,716	$547,937

†               Commenced operations on January 23, 2024.

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Changes in Net Assets

	Range Global Coal Index ETF	Range Global LNG Ecosystem Index ETF
	Period Ended May 31, 2024 (Unaudited)†	Period Ended May 31, 2024 (Unaudited)†
Operations:
Net Investment Income (Loss)	$70,651	$3,195
Net Realized Gain (Loss)(1)	(29,073)	760
Net Change in Unrealized Appreciation (Depreciation)	416,644	16,331
Net Increase (Decrease) in Net Assets Resulting from Operations	458,222	20,286

Capital Share Transactions:
Issued	9,228,469	250,215
Increase (Decrease) in Net Assets from Capital Share Transactions	9,228,469	250,215

Total Increase (Decrease) in Net Assets	9,686,691	270,501

Net Assets:
Beginning of Period	—	—
End of Period	$9,686,691	$270,501

Share Transactions:
Issued	390,000	10,000
Net Increase (Decrease) in Shares Outstanding from Share Transactions	390,000	10,000

†               Commenced operations on January 23, 2024.

(1)          Includes net realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Changes in Net Assets

(Concluded)

	Range Global Offshore Oil Services Index ETF	Range Nuclear Renaissance Index ETF
	Period Ended May 31, 2024 (Unaudited)†	Period Ended May 31, 2024 (Unaudited)†
Operations:
Net Investment Income (Loss)	$41,175	$2,272
Net Realized Gain (Loss)(1)	81,889	4,130
Net Change in Unrealized Appreciation (Depreciation)	1,177,652	541,535
Net Increase (Decrease) in Net Assets Resulting from Operations	1,300,716	547,937

Capital Share Transactions:
Issued	9,925,653	9,309,023
Redeemed	(286,451)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	9,639,202	9,309,023

Total Increase (Decrease) in Net Assets	10,939,918	9,856,960

Net Assets:
Beginning of Period	—	—
End of Period	$10,939,918	$9,856,960

Share Transactions:
Issued	380,000	290,000
Redeemed	(10,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	370,000	290,000

†               Commenced operations on January 23, 2024.

(1)          Includes net realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Global Coal Index ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Period Ended May 31, 2024 (Unaudited)†
Net Asset Value, beginning of period	$24.93
Investment Activities
Net investment income (loss)*	0.47
Net realized and unrealized gain (loss)	(0.56	)^
Total from investment activities	(0.09)
Net Asset Value, end of period	$24.84

Net Asset Value, Total Return (%)(1)	(0.36)
Ratios to Average Net Assets
Expenses (%)	0.85	(2)
Net investment income (loss) (%)	5.60	(2)

Supplemental Data
Net Assets end of period(000)	$9,687
Portfolio turnover(%)(3)	6

†               Commenced operations on January 23, 2024.

*               Per share data calculated using average shares method.

^               Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)    Annualized.

(3)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Global LNG Ecosystem Index ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Period Ended May 31, 2024 (Unaudited)†
Net Asset Value, beginning of period	$25.00
Investment Activities
Net investment income (loss)*	0.32
Net realized and unrealized gain (loss)	1.73
Total from investment activities	2.05
Net Asset Value, end of period	$27.05

Net Asset Value, Total Return (%)(1)	8.20
Ratios to Average Net Assets
Expenses (%)	0.85	(2)
Net investment income (loss) (%)	3.54	(2)

Supplemental Data
Net Assets end of period(000)	$271
Portfolio turnover(%)(3)	7

†               Commenced operations on January 23, 2024.

*               Per share data calculated using average shares method.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)    Annualized.

(3)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Global Offshore Oil Services Index ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Period Ended May 31, 2024 (Unaudited)†
Net Asset Value, beginning of period	$25.15
Investment Activities
Net investment income (loss)*	0.15
Net realized and unrealized gain (loss)	4.27
Total from investment activities	4.42
Net Asset Value, end of period	$29.57

Net Asset Value, Total Return (%)(1)	17.57
Ratios to Average Net Assets
Expenses (%)	0.85	(2)
Net investment income (loss) (%)	1.53	(2)

Supplemental Data
Net Assets end of period(000)	$10,940
Portfolio turnover(%)(3)	4

†               Commenced operations on January 23, 2024.

*               Per share data calculated using average shares method.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)    Annualized.

(3)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Nuclear Renaissance Index ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Period Ended May 31, 2024 (Unaudited)†
Net Asset Value, beginning of period	$25.12
Investment Activities
Net investment income (loss)*	0.03
Net realized and unrealized gain (loss)	8.84
Total from investment activities	8.87
Net Asset Value, end of period	$33.99

Net Asset Value, Total Return (%)(1)	35.31
Ratios to Average Net Assets
Expenses (%)	0.85	(2)
Net investment income (loss) (%)	0.31	(2)

Supplemental Data
Net Assets end of period(000)	$9,857
Portfolio turnover(%)(3)	16

†               Commenced operations on January 23, 2024.

*               Per share data calculated using average shares method.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)    Annualized.

(3)    Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Notes to Financial Statements

May 31, 2024 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Range Global Coal Index ETF, Range Global LNG Ecosystem Index ETF, Range Global Offshore Oil Services Index ETF and Range Nuclear Renaissance Index ETF (each a “Fund”, and together the “Funds”). The Range Global Coal Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Range Global Coal Index. The Range Global LNG Ecosystem Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Range Global LNG Ecosystem Index. The Range Global Offshore Oil Services Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Range Global Offshore Oil Services Index. The Range Nuclear Renaissance Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Range Nuclear Renaissance Index. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for each Fund. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds commenced operations on January 23, 2024.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Range ETFs

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Range ETFs

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The valuation techniques used by the Funds to measure fair value during the period ended May 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Range ETFs

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $550, $425, $600 and $400 per transaction regardless of the number of Creation Units created in a given transaction for Range Global Coal Index ETF, Range Global LNG Ecosystem Index ETF, Range Global Offshore Oil Services Index ETF and Range Nuclear Renaissance Index ETF, respectively. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $550, $425, $600 and $400 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction for Range Global Coal Index ETF, Range Global LNG Ecosystem Index ETF, Range Global Offshore Oil Services Index ETF and Range Nuclear Renaissance Index ETF, respectively. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an

Range ETFs

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

3. SERVICE PROVIDERS (concluded)

Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.85% of the average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Funds’ business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Funds’ unitary fee arrangement, as described below, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. For the services it provides to the Funds, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services), except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

Range Fund Holdings, LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to any Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended May 31, 2024, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

Range ETFs

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Range Global Coal Index ETF	$528,035	$244,017
Range Global LNG Ecosystem Index ETF	28,246	18,624
Range Global Offshore Oil Services Index ETF	1,137,828	323,333
Range Nuclear Renaissance Index ETF	1,343,217	512,853

For the period ended May 31, 2024, there were no purchases of long-term U.S. Government securities by the Funds.

For the period ended May 31, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain(Loss)
Range Global Coal Index ETF	$8,907,054	$—	$—
Range Global LNG Ecosystem Index ETF	241,163
Range Global Offshore Oil Services Index ETF	9,065,272	262,730	78,793
Range Nuclear Renaissance Index ETF	8,459,088	—	—

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2024, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Range Global Coal Index ETF	$9,161,871	556,280	(139,635)	$416,645
Range Global LNG Ecosystem Index ETF	251,521	25,425	(9,094)	16,331
Range Global Offshore Oil Services Index ETF	9,700,101	1,247,192	(69,620)	1,177,572
Range Nuclear Renaissance Index ETF	9,291,669	604,539	(62,840)	541,699

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investments and the value of your shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which that Fund invests depreciates against the U.S. dollar. This is true even if

Range ETFs

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

the local currency value of securities in a Fund’s holdings goes up. Conversely, the dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Because foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities investments in a Fund more volatile and potentially less liquid than other types of investments. These factors can also cause the Fund’s shares to trade at a premium or discount to NAV.

Industry Concentration Risk. Because each Fund’s assets will be concentrated in an industry or group of industries to the extent the Fund’s Index concentrates in a particular industry or group of industries, the Funds are subject to loss due to adverse occurrences that may affect that industry or group of industries. To the extent a Fund concentrates in the securities of issuers in a particular industry, that Fund may face more risks than if it were diversified more broadly over numerous industries. Such industry-based risks, any of which may adversely affect a Fund may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry may be out of favor and underperform other industries or the market as a whole.

Range ETFs

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Sector Focus Risk. A Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of its Index, each Fund anticipates that it may be subject to some or all of the risks described below.

Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among others. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.

Industrials Sector Risk. Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, changes in exchange rates, depletion of resources, over-production, litigation and changes in government regulations, among other factors.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.

Risk of Investing in Nuclear Companies. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of nuclear companies. Nuclear companies may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, nuclear companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.

Risk of Investing in Coal Companies. Companies involved in activities relating to the exploration for, mining of, and other related activities for coalface risks due to supply and demand variability. Weather conditions, a strong or weak domestic economy, the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for coal. The productivity of mining operations may be reduced by geological conditions,

Range ETFs

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

regulatory permits for mining activities and the availability of coal that meets standards set forth in the Clean Air Act, as amended in 1990.Companies involved in activities relating to the exploration for, mining of, and other related activities for coal are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and tax and other government regulations. A primary risk of the coal industry is the competitive risk associated with the prices of alternative fuels, such as natural gas and oil. For example, consumers of coal often have the ability to switch between the use of coal, oil or natural gas. As a result, during periods when competing fuels are less expensive, the revenues of companies in the coal industry may decline with a corresponding impact on earnings.

Market Risk. Market risk, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Different types of investments may go through interest rates generally do not have the same impact on all types of investments. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk. As non-diversified investment companies under the 1940 Act, each Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of a Fund’s shares may be more volatile than the values of shares of more diversified funds.

7. OTHER

At May 31, 2024, the records of the Trust, reflected that 100% of the Funds’ total shares outstanding were held by Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
Range Global Coal Index ETF	3
Range Global LNG Ecosystem Index ETF	1
Range Global Offshore Oil Services Index ETF	3
Range Nuclear Renaissance Index ETF	2

Range ETFs

Notes to Financial Statements

May 31, 2024 (Unaudited) (Concluded)

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosure and/or adjustments were required to the financial statements.

Range ETFs

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2023 to May 31, 2024) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE:    Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2023	Ending Account Value 05/31/2024	Annualized Expense Ratios	Expenses Paid During Period
Range Global Coal Index ETF
Actual Fund Return	$1,000.00	$996.40	0.85%	$3.01(1)
Hypothetical 5% Return	$1,000.00	$1,020.75	0.85%	$4.29(2)

Range Global LNG Ecosystem Index ETF
Actual Fund Return	$1,000.00	$1,082.00	0.85%	$3.14(1)
Hypothetical 5% Return	$1,000.00	$1,020.75	0.85%	$4.29(2)

Range Global Offshore Oil Services Index ETF
Actual Fund Return	$1,000.00	$1,175.70	0.85%	$3.28(1)
Hypothetical 5% Return	$1,000.00	$1,020.75	0.85%	$4.29(2)

Range Nuclear Renaissance Index ETF
Actual Fund Return	$1,000.00	$1,353.10	0.85%	$3.55(1)
Hypothetical 5% Return	$1,000.00	$1,020.75	0.85%	$4.29(2)

(1)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 130/366 (to reflect the period since commencement to period end).

(2)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Range ETFs

Board Consideration of Initial Approval of Investment Advisory Agreement

(Unaudited)

At a meeting held on December 5, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered the initial approval of the investment advisory agreement between the Trust, on behalf of each of the Range Nuclear Renaissance Index ETF (“NUKZ”), Range Global Coal Index ETF (“COAL”), Range Global LNG Index Ecosystem Index ETF (“LNGZ”), and Range Global Offshore Oil Services Index ETF (“OFOS”) (each, a “Fund” and collectively, the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to each Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of each Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require each Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreement, the Board took into account the materials provided for the Meeting, the presentation and extensive discussion during the Meeting and had a detailed discussion with independent legal counsel. In particular, the Trustees took into consideration (i) the nature, extent, and quality of the services to be provided by ETC; (ii) ETC’s expected costs of the profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC or its affiliates; (iii) comparative fee and expense data; (iv) the proposed fee waiver; (v) the extent to which the advisory fee for each of the Funds reflects economies of scale to be shared with shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. The Independent Trustees reviewed materials provided by ETC at this Meeting related to the Agreement with respect to the Funds and information provided by ETC in the ordinary course of business throughout the year, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that perform services for the Funds and their background and experience; a review of the financial condition of ETC; information regarding risk management processes and liquidity management; the compliance policies and procedures of ETC; and an independent report prepared by ISS analyzing the estimated fees and expenses of the Funds as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS.

With respect to the nature, extent, and quality of the services to be provided to the Funds, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Funds. The Board noted that ETC’s responsibilities would include, among other things, implementing and maintaining the Funds’ portfolios consistent with the strategies described in the Funds’ prospectus, trading portfolio securities and other investment instruments on behalf of the Funds, selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of the Funds, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Funds. The Board noted that it had been provided ETC’s registration form on

Range ETFs

Board Consideration of Initial Approval of Investment Advisory Agreement

(Unaudited) (Continued)

Form ADV and ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs including other series of the Trust and other ETFs outside of the Trust.

The Board also considered services to be provided to the Funds by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for the Funds to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Funds’ business activities; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Funds’ shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust. The Independent Trustees also considered the significant risks assumed by ETC in connection with the services provided to the Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Funds by ETC.

Performance. Because each of the Funds is new and has not commenced operations, the Board noted that there were no historical performance records to consider. The Board considered backtested performance data of each Fund’s index and found that the results were not unreasonable. The Board noted that ETC did not currently manage a comparable fund or managed account to each of the Funds, and considered each Fund’s index-based investment objective and considered that each Fund’s performance is expected to reasonably track the performance of its underlying index. The Independent Trustees indicated that once the Funds had commenced operations, the Board would focus on, among other things, each Fund’s performance relative to its underlying index, and the extent to which each Fund achieved its investment objective as a passively-managed ETF.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee to be paid to ETC for its services to each Fund under the Agreement. The Board reviewed the report provided by ISS, an independent third party, comparing each Funds’ advisory fee to those paid by a group of peer funds. The Board found that NUKZ, COAL, and LNGZ’s proposed fee was greater than the median of the peer group but within the range of other fees in the peer group. The Board found that OFOS’s proposed fee was greater than the median of the peer group and above the range of other fees in the peer group. The Board noted that the report for NUKZ and LNGZ included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report.

With respect to peer group composition for OFOS, ETC expressed to the Board its view that the peer group presented reflects challenges in providing a fair comparison of peer ETFs. In its review of the peer group, the Adviser found that the ISS selected funds do not reflect passively-managed ETFs that employ similar rigor of the operation of the Fund’s index with respect to security selection, and that the universe of directly applicable comparable funds may be limited. ETC reviewed ISS’s proposed group and had an opportunity to comment and make recommendations, which were considered. ETC recommended that ISS consider including active ETFs in the equity energy sector that are more aligned with the Fund given the operation of the Fund’s index. ISS confirmed that there were no applicable active ETFs in the energy space and the active Energy ETFs identified by ISS seemed overbroad relative to the narrow theme/sector or objective to OFOS. The Board took into account ETC’s views regarding the peer group noting that OFOS had proposed a fee equal to the fee of the other Funds and maintained an identical index methodology to each of the other Funds, whose comparisons to their peer groups did not reflect a similar issue, and the only difference was the underlying investment theme of OFOS and its index.

Range ETFs

Board Consideration of Initial Approval of Investment Advisory Agreement

(Unaudited) (Concluded)

The Board took into consideration that each Funds’ advisory fee is a “unitary fee,” meaning that each Fund would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC will be responsible for compensating each Funds’ other service providers and paying each Funds’ other expenses out of its own fee and resources and is ultimately responsible for ensuring the obligation is satisfied. The Board considered the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with each Fund, and reviewed a profitability analysis from ETC with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to each Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of each Fund. In light of this information, the Board concluded that the advisory fee of each Fund appeared reasonable in light of the services to be rendered.

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of the Funds as assets grow in size, noting however that for the initial term of the Agreement that the Funds were not likely to realize economies of scale and accordingly economies of scale would not be a relevant consideration at this time, however, the Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreement with respect to the Funds.

Conclusion. The Board, having requested and received such information from ETC as it believed reasonably necessary to evaluate the terms of the Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Funds. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreement was in the best interests of each of NUKZ, COAL, and LNGZ and its shareholders. The Board, including a majority of the Independent Trustees, with one Independent Trustee abstaining, therefore, determined that the approval of the Agreement was in the best interests of OFOS and its shareholders. No single factor was determinative of the Board’s decision to approve the Agreement on behalf of each of NUKZ, COAL, LNGZ, and OFOS; rather, the Board based its determination on the total mix on information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

Range ETFs

Supplemental Information

(Unaudited)

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.rangeetfs.com.

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10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

RAN-SA-001-0100

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date: July 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date: July 19, 2024

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date: July 19, 2024